Note 13 - Acquisition of Aurizon Mines Ltd. (Details) - Unaudited Proforma Financial Information (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Unaudited Proforma Financial Information [Abstract]
Sales of products	$ 118,584	$ 127,284	$ 237,946	$ 275,060
Net income (loss)	(13,168)	2,844	(3,388)	14,450
Income (loss) applicable to common shareholders	$ (13,306)	$ 2,706	$ (3,664)	$ 14,174
Basic and diluted income (loss) per common share (in Dollars per share)	$ (0.04)	$ 0.01	$ (0.01)	$ 0.04